Property and equipment, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Property and equipment, net
Property and equipment Gross	¥ 3,518,982		¥ 3,294,157
Less: accumulated depreciation	(2,046,522)		(2,159,929)
Net book value	1,472,460		1,134,228		$ 225,664
Depreciation expense	552,800	$ 84,720	561,995	¥ 653,376
Office building
Property and equipment, net
Property and equipment Gross	419,797		424,508
Vehicles
Property and equipment, net
Property and equipment Gross	23,010		29,199
Computer equipment
Property and equipment, net
Property and equipment Gross	901,894		716,833
Furniture and office equipment
Property and equipment, net
Property and equipment Gross	355,748		313,915
Leasehold improvement
Property and equipment, net
Property and equipment Gross	1,644,576		1,687,359
Construction in progress
Property and equipment, net
Property and equipment Gross	¥ 173,957		¥ 122,343